RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions on Consolidated Statements of Income and Comprehensive Income
The following table demonstrates the impact, gross of tax, of our related party transactions on the Consolidated Statements of Income and Comprehensive Income (Loss) for the three years ended December 31:

Related Party Transaction	Location on Statement of Income and Comprehensive Income (Loss)	2024	2023	2022
Mattamy Contract	Sales	—	—	$916